Current Financial Assets and Cash and Cash Equivalents - Summary of Current Financial Assets and Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Current Financial Assets And Cash And Cash Equivalents [Line Items]
Current financial assets	$ 40,602	$ 36,592
Cash and cash equivalents	256,380	254,568	$ 342,111	$ 136,400
Carrying value [member]
Disclosure Of Current Financial Assets And Cash And Cash Equivalents [Line Items]
Current financial assets	40,602	36,592
Cash and cash equivalents	256,380	254,567
Current financial assets and cash and cash equivalents	296,982	291,159
Estimated fair value [member]
Disclosure Of Current Financial Assets And Cash And Cash Equivalents [Line Items]
Current financial assets	40,602	36,592
Cash and cash equivalents	256,380	254,567
Current financial assets and cash and cash equivalents	$ 296,982	$ 291,159